Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of employee benefit costs
The following charts summarize the components of net expenses, and the obligation recognized in the consolidated financial statements:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Cost of interest	(784)	(476)	(639)
Cost of services	(4)	(13)	(25)
Settlement	—	—	364

Total	(788)	(489)	(300)

Summary of obligations for defined benefit plans

	As of December 31, 2025
	Present value of the obligation	Plan assets	Net liabilities
Amounts at beginning of year	(20,546)	4,578	(15,968)
Items classified as loss or profit
Cost of interest	(993)	209	(784)
Cost of services	(4)	—	(4)
Items classified in other comprehensive income
Actuarial remeasurement	184	(148)	36
Payment of contributions	1,840	(1,346)	494

Amounts at end of year	(19,519)	3,293	(16,226)

	As of December 31, 2024
	Present value of the obligation	Plan assets	Net liabilities
Amounts at beginning of year	(11,295)	5,592	(5,703)
Items classified as loss or profit
Cost of interest	(712)	236	(476)
Cost of services	(13)	—	(13)
Items classified in other comprehensive income
Actuarial remeasurement	(10,331)	131	(10,200)
Payment of contributions	1,805	(1,381)	424

Amounts at end of year	(20,546)	4,578	(15,968)

Summary of fair value of plan assets
The fair value of asset’s plan as of every year end per category, is as follows:

	As of December 31, 2025	As of December 31, 2024
US government bonds	1,865	—
Cash and cash equivalents	1,428	4,578

Total	3,293	4,578

Summary of estimated expected benefits payments
Below are the estimated payments of benefits expected for the next 10 years. The amounts in the chart show non discounted cash flows; thus, they do not reconcile with the obligations booked as of year-end:

	As of December 31, 2025	As of December 31, 2024
Less than 1 year	1,333	1,339
1 to 2 years	1,309	1,344
2 to 3 years	1,281	1,320
3 to 4 years	1,251	1,293
4 to 5 years	1,218	1,264
6 to 10 years	5,523	5,807

Summary of significant actuarial assumptions used	Below are the significant actuarial estimates used:

	As of December 31, 2025	As of December 31, 2024
Discount rate	5%	5%
Asset rate of return	5%	5%
Salary rise	1%	1%